Investments - Narrative (Details)	6 Months Ended		12 Months Ended
	Dec. 31, 2021 USD ($) security	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) security	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Net Investment Income [Line Items]
Fair Value, Concentration of Risk, Investments	$ 0		$ 0	$ 0
Concentration Risk, Benchmark Description	greater than 10% of the Company's stockholders' equity			greater than 10% of the Company's stockholders' equity
Unrealized loss position, number of position | security	1,680		1,680
Percentage of Gross Unrealized Losses Depressed Less than Twenty Percent of Cost or Amortized Cost	100.00%		100.00%
AFS, gross unrealized loss increase			$ 70,000,000
Financing Receivable, Held-for-Sale				$ 0
Financing Receivable, Modifications, Number of Contracts	0
Current Weighted Average Loan to Value Ratio of Commercial Mortgage Loan	51.00%		51.00%
Original Weighted Average Loan to Value Ratio of Commercial Mortgage loan	61.00%		61.00%
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate, Principal Amount of Delinquent Loans				0
Debt Securities, Available-for-sale, Purchased with Credit Deterioration, Amount at Purchase Price	$ 0			0
Variable Interest Entity, Primary Beneficiary, Maximum Loss Exposure, Amount				0
Variable Interest Entity, Nonconsolidated, Comparison of Carrying Amount of Assets and Liabilities to Maximum Loss Exposure	1,100,000,000		$ 1,100,000,000	975,000,000
Variable Interest Entity, Commitments by Third Parties, Amount	419,000,000		419,000,000	461,000,000
Interest-bearing Deposit Liabilities, Domestic	26,000,000		26,000,000	28,000,000
Equity Method Investments	$ 1,100,000,000		1,100,000,000
Aggregate Investment Loss Percentage of Company's Pre Tax Consolidated Net Income Minimum	10.00%
Assets	$ 176,364,000,000		176,364,000,000	158,888,000,000
Liabilities	174,211,000,000		174,211,000,000	155,703,000,000
Net investment income	498,000,000	$ 534,000,000		816,000,000	$ 924,000,000
Net income	280,000,000	186,000,000		399,000,000	359,000,000
Limited Partner [Member]
Net Investment Income [Line Items]
Outstanding Commitments to Fund Limited Partnership and Other Alternative Investments	420,000,000		420,000,000
Assets	171,100,000,000		171,100,000,000	130,700,000,000
Liabilities	30,800,000,000		30,800,000,000	24,300,000,000
Net investment income	2,000,000,000			1,000,000,000	405,000,000
Net income	31,400,000,000			$ 5,900,000,000	10,200,000,000
Mortgage loans
Net Investment Income [Line Items]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate, Principal Amount of Delinquent Loans	$ 0		$ 0
Corporate | Financial Service
Net Investment Income [Line Items]
Largest Exposure by Sector, Percent of Invested Assets	9.00%		9.00%	8.00%
Corporate | CLOs
Net Investment Income [Line Items]
Largest Exposure by Sector, Percent of Invested Assets	8.00%		8.00%	8.00%
Corporate | Public utilities
Net Investment Income [Line Items]
Largest Exposure by Sector, Percent of Invested Assets	7.00%		7.00%	7.00%
Fixed Income Funds | Variable Interest Entity, Primary Beneficiary [Member]
Net Investment Income [Line Items]
Variable Interest Entity, Primary Beneficiary, Maximum Loss Exposure, Amount	$ 0		$ 0
Limited partnerships and other alternative investments
Net Investment Income [Line Items]
Gross Investment Income, Operating	$ 259,000,000	$ 216,000,000		$ 130,000,000	$ 161,000,000
HSBC Holding plc. [Member]
Net Investment Income [Line Items]
Largest Exposure by Issuer, Percent of Invested Assets	1.00%		1.00%	1.00%
IBM Corporation [Member] | Corporate
Net Investment Income [Line Items]
Largest Exposure by Issuer, Percent of Invested Assets	1.00%		1.00%	1.00%
Wells Fargo and Company
Net Investment Income [Line Items]
Largest Exposure by Issuer, Percent of Invested Assets	1.00%		1.00%
Verizon Communications Inc. [Member]
Net Investment Income [Line Items]
Largest Exposure by Issuer, Percent of Invested Assets				1.00%
Mortgage loans
Net Investment Income [Line Items]
Interest Receivable	$ 6,000,000		$ 6,000,000	$ 7,000,000
Debt Securities
Net Investment Income [Line Items]
Interest Receivable	178,000,000		178,000,000	$ 114,000,000
Mortgage loans
Net Investment Income [Line Items]
Financing Receivable, Individually Evaluated for Impairment	0		0
Financing Receivable, Held-for-Sale	$ 0		$ 0